Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2012
Loans, Allowance for Loan Losses and Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
(4)	Loans, Allowance for Loan Losses and Credit Quality

A summary of loans at December 31, 2012 and 2011 follows:

	2012	2011
Real estate loans:
Residential-mortgage	$105,246	109,001
Residential-construction	9,618	7,005
Commercial	86,283	86,293
Loans to individuals for household, family and other consumer expenditures	48,234	46,954
Commercial and industrial loans	28,054	21,756
All other loans	—	238

Total loans, gross	277,435	271,247
Less unearned income and fees	(117)	(109)

Loans, net of unearned income and fees	277,318	271,138
Less allowance for loan losses	(3,646)	(4,015)

Loans, net	$273,672	267,123

In the normal course of business, the Bank has made loans to executive officers and directors. At December 31, 2012 and 2011, loans to executive officers and directors totaled $278 and $160 respectively. During 2012, new loans made to executive officers and directors totaled $118, advances totaled $38 and repayments amounted to approximately $38. Loans to companies in which executive officers and directors have an interest amounted to $698 and $781 at December 31, 2012 and 2011, respectively. All such loans were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with unrelated persons, and, in the opinion of management, do not involve more than normal risk of collectability or present other unfavorable features.

Activity in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010

Balances at beginning of year	$4,015	4,037	3,723
Provision for loan losses	1,177	2,227	1,878
Loans charged off	(2,051)	(2,487)	(1,765)
Loan recoveries	505	238	201

Balances at end of year	$3,646	4,015	4,037

The following table presents information on the Company’s allowance for loan losses and recorded investment in loans:

Allowance for Loan Losses and Recorded Investment in Loans

For the Year Ended December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$448	$1,489	$394	$1,684	$4,015
Chargeoffs	(84)	(345)	(404)	(1,218)	(2,051)
Recoveries	1	114	174	216	505
Provision	(41)	204	281	733	1,177

Ending Balance	$324	$1,462	$445	$1,415	$3,646

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Ending balance: individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$324	1,466	445	1,411	3,646

Loans:
Total loans ending balance	$28,054	86,283	48,234	114,864	277,435

Ending balance: individually evaluated for impairment	$110	1,199	83	1,451	2,843

Ending balance: collectively evaluated for impairment	$27,944	85,084	48,151	113,413	274,592

For the Year Ended December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$258	$264	$424	$3,091	$4,037
Chargeoffs	109	461	506	1,412	2,488
Recoveries	37	4	172	26	239
Provision	262	1,682	304	(21)	2,227
Ending Balance	$448	$1,489	$394	$1,684	$4,015

Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$448	1,489	394	1,684	4,015

Loans:
Total loans ending balance	$21,756	86,293	47,192	116,006	271,247

Ending balance: individually evaluated for impairment	$78	288	46	4,296	4,708

Ending balance: collectively evaluated for impairment	$21,678	86,005	47,146	111,710	266,539

The following table represents an age analysis of the Company’s past due loans:

Age Analysis of Past Due Loans

As of December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$261	4	110	375	27,679	28,054	—
Commercial real estate	135	—	1,198	1,333	84,950	86,283	—
Consumer	427	58	83	568	47,666	48,234	—
Residential	1,495	87	1,623	3,205	111,659	114,864	171

Total	$2,318	149	3,014	5,481	271,954	277,435	171

As of December 31, 2011

	30-59 Days Past Due	60-69 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$188	5	77	270	21,486	21,756	—
Commercial real estate	66	24	288	378	85,915	86,293	—
Consumer	417	93	49	559	46,633	47,192	3
Residential	668	93	4,297	5,058	110,948	116,006	—

Total	$1,339	215	4,711	6,265	264,982	271,247	3

Loans in Nonaccrual Status

As of December 31, 2012 and 2011

	2012	2011
Commercial	$110	78
Commercial real estate	1,198	288
Consumer	83	46
Residential	1,452	4,296

Total	$2,843	4,708

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories.

Rate Modification is a modification in which the interest rate is changed.

Term Modification is a modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest Only Modification is a modification in which the loan is converted to interest only payments for a period of time.

Payment Modification is a modification in which the dollar amount of the payment is changed, other than an interest only modification described above.

Combination Modification is any other type of modification, including the use of multiple categories above.

There were no additional commitments to extend credit related to these troubled debt restructurings that were outstanding as of December 31, 2012 or December 31, 2011.

The following tables present troubled debt restructurings as of December 31, 2012 and 2011:

	December 31, 2012
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	666	—	666

Consumer	—	—	—

Residential	556	534	1,090

Total	$1,222	534	1,756

	December 31, 2011
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	677	—	677

Consumer	—	—	—

Residential	557	2,532	3,089

Total	$1,234	2,532	3,766

During 2012, there were no newly restructured loans. For 2011, there was one residential loan that was considered a combination modification that had a pre-modification balance of $490 and a post-modification balance of $555 as of September 30, 2011.

The following table represents financing receivables modified as troubled debt restructurings and with a payment default, with the payment default occurring (i) within 12 months of the restructure date (ii) during the year ended December 31, 2011. There were no occurrences in 2012:

	Year ended December 31, 2011
	#
Commercial real estate		$—
Consumer	1	44
Residential	—	—
Total	1	555

	2	$599

The following table presents information on the Company’s impaired loans and their related allowance for loan losses:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,292	19
Consumer	83	83	—	114	1
Residential	1,452	1,452	—	3,167	140
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	6	—
Consumer	—	—	—	—	—
Residential	—	—	—	88	—

Total:
Commercial	110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,298	19
Consumer	83	83	—	114	1
Residential	$1,452	1,452	—	3,255	140

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	4,853	4,853	—	5,429	142
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	—	—	—	40	—

Total:
Commercial	78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	$4,853	4,853	—	5,469	142

The Company utilizes a risk rating matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

Pass – These loans have minimal and acceptable credit risk.

Special Mention – These loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan at some future date.

Substandard – These loans are inadequately protected by the net worth or paying capacity of the obligor or collateral pledged, if any. Loans classified as substandard must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. A substandard loan is characterized by the distinct probability that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – These loans have all of the weakness inherent in one classified as substandard with the added characteristic that the weaknesses make collection liquidation in full, on the basis of the currently existing facts, conditions and values, highly questionable and improbable.

The following table illustrates the Company’s credit quality indicators:

Credit Quality Indicators

As of December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$26,953	80,561	48,056	110,630	266,200
Special Mention	971	3,526	105	735	5,337
Substandard	130	2,196	73	3,499	5,898
Doubtful	—	—	—	—	—

Total	$28,054	86,283	48,234	114,864	277,435

As of December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$17,752	76,879	47,058	106,431	248,120
Special Mention	3,636	5,754	—	1,549	10,939
Substandard	368	3,660	134	8,026	12,188
Doubtful	—	—	—	—	—

Total	$21,756	86,293	47,192	116,006	271,247